Commitments and Contingencies - Future Minimum Payments under Non-Cancellable Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Rental commitments [Member]
Operating Leased Assets [Line Items]
2015	$ 2,203
2016	1,329
2017	6
Future minimum payments, Total	3,538
Bandwidth Lease Commitments [Member]
Operating Leased Assets [Line Items]
2015	15,053
2016	608
Future minimum payments, Total	$ 15,661